Convertible Preferred Stock And Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock And Stockholders' Equity
9. CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY
Preferred Stock
The Company has cumulatively raised $227.3 million, net of issuance costs, in venture financing through the sale and issuance of Preferred Stock and warrants. Immediately prior to the closing of the Merger, all outstanding shares of each series of Legacy Berkshire Grey preferred stock were converted into shares of Legacy Berkshire Grey common stock. Warrants to purchase preferred stock (Series B-3) were cancelled pursuant to a warrant termination agreement with the warrant holder. At the closing of the Merger, each share of Legacy Berkshire Grey common stock was converted into the right to receive 5.87585 shares of the Company’s Class A common stock.
Equity Purchase Agreement
On October 5, 2022, the Company, entered into a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, the Company may sell to Lincoln Park up to $75 million of shares (the “Purchase Shares”) of its Class A common stock, par value $0.0001 per share (the “Common Stock”) over the 36 month term of the Purchase Agreement. Concurrently with entering into the Purchase Agreement, the Company also entered into a registration rights agreement with Lincoln Park, pursuant to which it agreed to provide Lincoln Park with certain registration rights related to the shares issued under the Purchase Agreement (the “Registration Rights Agreement”).
Pursuant to the Purchase Agreement, the Company has the right, but not the obligation, on any business day selected by the Company (the “Purchase Date”), to require Lincoln Park to purchase up to 200,000 shares of Common Stock (the “Regular Purchase Amount”) per purchase notice (each such purchase, a “Regular Purchase”). The Regular Purchase Amount may be increased to up to (i) 250,000 shares if the closing price of the Common Stock is not below $2.00, (ii) 300,000 shares if the closing price of the Common Stock is not below $3.00 and (iii) 400,000 shares if the closing price of the Common Stock is not below $4.00. Lincoln Park’s committed obligation under a Regular Purchase shall not exceed $2.0 million, provided that the parties may mutually agree at any time to increase the Regular Purchase Amount on any Purchase Date, above and beyond the foregoing amounts that Lincoln Park is committed to purchase. The purchase price per share for each Regular Purchase will be based on prevailing market prices of the Common Stock immediately preceding the time of sale as computed in accordance with the terms set forth in the Purchase Agreement. There are no upper limits on the price per share that Lincoln Park must pay for shares of Common Stock under the Purchase Agreement. Lincoln Park may not assign or transfer its rights and obligations under the Purchase Agreement.
The aggregate number of shares that the Company can sell to Lincoln Park under the Purchase Agreement may in no case exceed 47,099,574 shares (subject to adjustment) of Common Stock (which is equal to approximately 19.99% of the shares of Common Stock and Class C common stock, par value $0.0001 per share, combined, outstanding prior to the execution of the Purchase Agreement) (the “Exchange Cap”), unless (i) shareholder approval is obtained to issue Purchase Shares above the Exchange Cap, in which case the Exchange Cap will no longer apply, or (ii) the average price of all applicable sales of Common Stock to Lincoln Park under the Purchase Agreement equals or exceeds the “minimum price”, determined in accordance with applicable Nasdaq Listing Rules, as adjusted as set forth in the Purchase Agreement, such that the Exchange Cap will not apply to issuances and sales of Common Stock under the Purchase Agreement. In all instances, the Company may not sell shares of its Common Stock to Lincoln Park and its affiliates under the Purchase Agreement if it would result in Lincoln Park beneficially owning more than 9.99% of the outstanding shares of Common Stock.
The Company issued 701,262 shares of Common Stock to Lincoln Park as consideration for its commitment to purchase shares of Common Stock at the Company’s direction from time to time under the Purchase Agreement (the “Commitment Shares,” and, together with the Purchase Shares, the “Shares”). The Purchase

Agreement contains customary representations, warranties, covenants, closing conditions, indemnification and termination provisions.
There are no limitations on the use of proceeds, financial or business covenants, restrictions on future financings (other than restrictions on the Company’s ability to conduct or enter into an agreement to issue any Common Stock involving an equity line of credit or substantially similar transaction, excluding certain transactions including an at-the-market transaction exclusively with a registered broker-dealer), rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement. The Company may deliver purchase notices under the Purchase Agreement, subject to market conditions, and in light of its capital needs, from time to time and under the limitations contained in the Purchase Agreement. Any proceeds that the Company receives under the Purchase Agreement are expected to be used for general corporate purposes, which may include investments and strategic transactions.
As of December 31, 2022, the Company has sold approximately 3.4 million shares of Common Stock under the Purchase Agreement, for net proceeds of approximately $4.2 million.